Equity (Details 8) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 19,634	$ 7,528	$ 24,884
Weighted average number of outstanding shares	12,888,732,761	12,898,762,128	13,022,289,244
Basic earnings per share	$ 1.52	$ 0.58	$ 1.91
Diluted earnings per share	1.52	0.58	1.91
Basic and diluted earnings (losses) per ADS equivalent	$ 3.04	$ 1.16	$ 3.82
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 11,337	$ 4,343	$ 14,221
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382
Basic earnings per share	$ 1.52	$ 0.58	$ 1.91
Diluted earnings per share	1.52	0.58	1.91
Basic and diluted earnings (losses) per ADS equivalent	$ 3.04	$ 1.16	$ 3.82
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 8,297	$ 3,185	$ 10,663
Weighted average number of outstanding shares	5,446,501,379	5,456,530,746	5,580,057,862
Basic earnings per share	$ 1.52	$ 0.58	$ 1.91
Diluted earnings per share	1.52	0.58	1.91
Basic and diluted earnings (losses) per ADS equivalent	$ 3.04	$ 1.16	$ 3.82